Fair Value Measurements (Table)	12 Months Ended
Dec. 31, 2020
Fair Value Disclosures [Abstract]
Fair value measurements
UScellular has applied the provisions of fair value accounting for purposes of computing the fair value of financial instruments for disclosure purposes as displayed below.

	Level within the Fair Value Hierarchy	December 31, 2020		December 31, 2019
		Book Value	Fair Value	Book Value	Fair Value
(Dollars in millions)
Cash and cash equivalents	1	$1,271	$1,271	$285	$285
Short-term investments	1	3	3	—	—
Long-term debt
Retail	2	1,917	1,962	917	943
Institutional	2	535	707	534	594
Other	2	106	106	83	83